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                          ING VARIABLE INSURANCE TRUST
                     ING GET U.S. CORE PORTFOLIO - SERIES 3

                        SUPPLEMENT DATED FEBRUARY 2, 2004
                       TO THE ING GET U.S. CORE PORTFOLIO
                               SERIES 3 PROSPECTUS
                             DATED DECEMBER 8, 2003

      The following amends all references to the following dates in the
      Prospectus: Offering Period, Guarantee Period and Guarantee Maturity Date:

      OFFERING PERIOD:              December 12, 2003 through March 11, 2004
      GUARANTEE PERIOD:             March 12, 2004 through March 13, 2009
      GUARANTEE MATURITY DATE:      March 13, 2009

      This Supplement supercedes the Supplement filed on January 30, 2004.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                          ING VARIABLE INSURANCE TRUST
                     ING GET U.S. CORE PORTFOLIO - SERIES 3

                        SUPPLEMENT DATED FEBRUARY 2, 2004
                       TO THE ING GET U.S. CORE PORTFOLIO
                                    SERIES 3
                    STATEMENT OF ADDITIONAL INFORMATION (SAI)

                             DATED DECEMBER 8, 2003

      The following amends all references to the following dates in the SAI:
      Offering Period, Guarantee Period and Guarantee Maturity Date:

     OFFERING PERIOD:              December 12, 2003 through March 11, 2004
     GUARANTEE PERIOD:             March 12, 2004 through March 13, 2009
     GUARANTEE MATURITY DATE:      March 13, 2009

      This Supplement supercedes the Supplement filed on January 30, 2004.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE